Loans - Schedule of Outstanding Balances of Loans (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2025 JPY (¥)	Apr. 30, 2025 JPY (¥)	Oct. 31, 2025 USD ($)
Debt Instrument [Line Items]
Total loans	¥ 41,461,000	¥ 49,063,000	$ 269,140
Less: Loan origination fee
Current portion of long – term loan	(13,937,000)	(15,204,000)	(90,471)
Long-term loan – due over one year	27,524,000	33,859,000	178,669
Kiraboshi Bank [Member]
Debt Instrument [Line Items]
Total loans	¥ 22,061,000	¥ 24,563,000	$ 143,207
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank [Member]
Debt Instrument [Line Items]
Total loans	¥ 19,400,000	¥ 24,500,000	$ 125,933
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%	2.69%